Schedule of Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Total Revenue	$ 336				$ 1,114		$ 747	$ 43
Net loss	(405)	$ (197)	$ (1,318)	$ (81)	(602)	$ (1,399)	(2,998)	(11,212)
Total Assets	7,854				7,854		8,185	4,094
Total Long Lived Assets, net	$ 136				$ 136		137	3
UNITED KINGDOM
Segment Reporting [Line Items]
Total Revenue								43
Net loss							(1,260)	(11,175)
Total Assets								809
Total Long Lived Assets, net								2
MALAYSIA
Segment Reporting [Line Items]
Total Revenue							747
Net loss							119
Total Assets							6,154
Total Long Lived Assets, net							137
UNITED STATES
Segment Reporting [Line Items]
Net loss							(1,857)	(37)
Total Assets							2,031	3,285
Total Long Lived Assets, net							$ (0)	$ 1